REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Company’s revenue by major source for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Revenue:
Services - Production	$826,552	$-
Services - Ixaya	18,384	-
Merchandise	1,477	154,104
Tickets	295,239	-
NFTs	1,063	-
Rental income	2,842	-
Other	1,577	-
	$1,147,134	$154,104

The following table disaggregates the Company’s revenue by major source for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Revenue:
Service - Production	$1,104,322	$-
Merchant Fees	774,731	-
Financial Services	265,025	-
Merchandise	192,003	-
Tickets	127,947	-
NFTs	26,507	-
Rental income	2,270	-
Other	10,583	-
	$2,503,388	$-